Equity Incentive Plans (Details) - Schedule of Weighted-Average Grant Date Fair Value of Options Granted	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Low [Member]
Equity Incentive Plans (Details) - Schedule of Weighted-Average Grant Date Fair Value of Options Granted [Line Items]
Expected volatility	54.80%	52.40%	52.40%	50.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.90%	3.60%	3.60%	1.00%
Expected term (years)	4 years 6 months	5 years	4 years 7 months 6 days	4 years 1 month 6 days
High [Member]
Equity Incentive Plans (Details) - Schedule of Weighted-Average Grant Date Fair Value of Options Granted [Line Items]
Expected volatility	55.60%	53.60%	54.40%	50.90%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	4.40%	4.20%	4.20%	3.60%
Expected term (years)	5 years 3 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days	6 years 1 month 6 days